Concentration and Risks	12 Months Ended
Jun. 30, 2025
Concentration and Risks [Abstract]
Concentration and risks
4.	Concentration and risks

Concentration of foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to affect the remittances. As of June 30, 2024, the Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB were RMB890,644, accounting for 86.78% of the Group’s total cash and cash equivalents, restricted cash and short-term investments. As of June 30, 2025, the Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB were RMB873,020, accounting for 83.87% of the Group’s total cash and cash equivalents, restricted cash and short-term investments.

Concentration of customers and suppliers

There were no customers accounted for more than 10% of the Group’s total revenues for the years ended June 30, 2023, 2024 and 2025 respectively. There were four and three customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2024 and 2025, respectively.

	As of June 30,
Accounts receivables, net	2024	2025

Customer A**	21.2%	*
Customer B	24.6%	*
Customer C	23.7%	*
Customer D	10.9%	*
Customer E	*	21.0%
Customer F	*	19.4%
Customer G	*	14.8%

*	The percentage was below 10% for the period.
**	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB4,488 and nil as of June 30, 2024 and 2025, respectively, which were recorded in “Amounts due from related parties”, and represents 21.2% and nil of all accounts receivables from third parties and related parties as of June 30, 2024 and 2025, respectively.

There was one and one supplier, i.e. an advertising and marketing promotion agency, which individually accounted for 10.1% and 13.5% of the Group’s total costs and expenses for the year ended June 30, 2024 and 2025, respectively. There was no supplier which individually accounted for more than 10% of the Group’s total costs and expenses for the years ended June 30, 2023.

Credit and concentration risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and short-term investment. As of June 30, 2024, and 2025, substantially all the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in Mainland China and Hong Kong, which management considered to be of high credit quality.